CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
REVENUES
Total revenues	$ 3,249,344	$ 2,002,217	$ 3,087,708
OPERATING EXPENSES
Selling and marketing	1,519,783	773,650	1,033,408
Selling and marketing - related parties	38,426	23,922	0
General and administrative	373,716	431,305	402,480
General and administrative - compensation and related benefits	743,062	651,490	166,047
General and administrative - related parties	14,215	19,180	26,556
Total Operating Expenses	2,689,202	1,899,547	1,628,491
INCOME FROM OPERATIONS	560,142	102,670	1,459,217
OTHER INCOME (EXPENSE)
Interest income	88,948	275,168	13,920
Interest income - related party	102,074	0	0
Interest expense	0	(18,218)	(22,439)
Interest expense - related parties	0	(613)	(452)
Other income	8,991	54,988	36,384
Total Other Income, net	200,013	311,325	27,413
INCOME BEFORE INCOME TAXES	760,155	413,995	1,486,630
INCOME TAXES	126,055	238,208	365,192
NET INCOME	634,100	175,787	1,121,438
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(3)	0	9
NET INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	634,103	175,787	1,121,429
COMPREHENSIVE INCOME:
NET INCOME	634,100	175,787	1,121,438
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	420,719	(70,429)	(598,509)
COMPREHENSIVE INCOME	1,054,819	105,358	522,929
LESS: COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	21	(4)	(15)
COMPREHENSIVE INCOME ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ 1,054,798	$ 105,362	$ 522,944
NET INCOME PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic and diluted *	$ 0.13	$ 0.04	$ 0.22
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic and diluted *	5,000,000	5,000,000	5,000,000
Commissions
REVENUES
Total revenues	$ 2,954,798	$ 2,002,217	$ 3,087,708
Risk management services
REVENUES
Total revenues	$ 294,546	$ 0	$ 0